Shareholder Fees - FidelityEnduringOpportunitiesFund-PRO	Dec. 30, 2023 USD ($)
FidelityEnduringOpportunitiesFund-PRO | Fidelity Enduring Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none